COMMITMENTS AND CONTINGENCIES - Commitments - Net Office Lease Commitments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Office Lease Commitments
Total	$ 73,746
2019	9,421
2020	10,662
2021	11,146
2022	11,328
2023	11,453
Thereafter	19,736
Sublease Recoveries
Total	15,405
2019	(3,151)
2020	(3,401)
2021	(3,198)
2022	(2,434)
2023	(1,720)
Thereafter	(1,501)
Net Office Lease Commitments
Total	58,341
2019	6,270
2020	7,261
2021	7,948
2022	8,894
2023	9,733
Thereafter	$ 18,235